Taxation - Summary of Deferred Taxation (Parenthetical) (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax	£ (97)	£ 477	£ (15)
Defined Contribution Plan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax	£ 2	£ 2